Events occurring after the reporting period	6 Months Ended
Jun. 30, 2023
Events Occurring After The Reporting Period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting period
On July 24, 2023 the Group made a capital contribution of £583,000 to its joint venture with RallyBio, RE Ventures.

On July 27, 2023, our wholly owned subsidiary, Exscientia AI Ltd and Sanofi S.A. entered into an amendment to the collaboration agreement executed between the parties on January 4, 2022 (the “CLA”), pursuant to which the Company and Sanofi agreed to vary certain terms of the CLA with respect to Targets (as defined in the CLA).

On August 8, 2023, we and Blue Oak Pharmaceuticals Inc. ended a collaboration arrangement that was entered into on September 25, 2020. The purpose of this arrangement was to collaborate on a project to design dual targeted (bispecific) small molecules for the treatment of neurodegenerative diseases. No settlement amounts were paid as a result of the termination and no impairments of assets were recorded. Both parties retain the right to operate within the target area.